Related Party Disclosures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Unsecured Committed Liquidity Facility
Disclosure of transactions between related parties [line items]
Borrowings			£ 600
Santander UK Investments
Disclosure of transactions between related parties [line items]
Rental expense	£ 9	£ 6
Santander Consumer (UK) | PSA Finance UK Limited [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold				50.00%